CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) classAction	Dec. 31, 2021 GBP (£)
CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) - Narrative [Line Items]
Number of class actions | classAction	2
Capital commitments	£ 1,663	£ 1,034
Amounts related to assets to be leased under operating leases signage	1,663	1,034
Maximum exposure £m
CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) - Narrative [Line Items]
Irrevocable commitments and guarantees	74,692	£ 71,158
Legal proceedings contingent liability
CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) - Narrative [Line Items]
Increase in current tax liability	875
Decrease in deferred tax asset	£ 295